CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
Common stock dividends (in dollars per share)	$ 0.38	$ 0.38	$ 0.38
Repurchase of preferred shares (in shares)	10,000	8,030	7,120
Common stock issued (in shares)	604,542	13,653
Stock options exercised (in shares)	21,900	23,400	84,456
Common stock issued under employee compensation plans from Treasury (in shares)	40,904	15,622
Restricted common stock forfeited (in shares)	102,779
Common stock surrendered to satisfy tax withholding obligations of stock-based compensation (in shares)	15,830
Statement
Common stock issued under employee compensation plans (in shares)			248,032
Series A Preferred Stock [Member]
Statement
Redemption of preferred shares	6,653
Shares exchanged (in shares)	735
Common Stock [Member]
Statement
Shares exchanged (in shares)	68,818
Equity Trust Plan [Member]
Statement
Distribution of equity trust shares, net (in shares)	803	57,442	141,606
Purchase of equity trust shares from treasury, net		42,151	10,327